Restructuring and Other (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring and Other Charges	The Company recorded restructuring and other charges as follows:

	2017	2016	2015
Asset impairments and sales	$12	$14	$22
Restructuring	18	12	23
Other costs	19	4	4
Transaction costs	2	—	15
	$51	$30	$64

Restructuring Charges by Segment	Restructuring charges by segment were as follows:

	2017	2016	2015
Americas Beverage	$3	$1	$—
European Food	4	4	19
Asia Pacific	3	3	—
Non-reportable segments	8	4	2
Corporate	—	—	2
	$18	$12	$23

Restructuring Charges by Type	Restructuring charges by type were as follows:

	2017	2016	2015
Termination benefits	$15	$9	$20
Other exit costs	3	3	3
	$18	$12	$23